Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
October 31, 2022
RW40-NPRT1-1222
1.867287.115
Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	47,199	437,532
Fidelity Series Blue Chip Growth Fund (a)	103,457	1,080,090
Fidelity Series Commodity Strategy Fund (a)	232,318	492,515
Fidelity Series Growth Company Fund (a)	143,605	2,063,605
Fidelity Series Intrinsic Opportunities Fund (a)	54,666	799,222
Fidelity Series Large Cap Stock Fund (a)	122,781	2,028,347
Fidelity Series Large Cap Value Index Fund (a)	45,777	642,257
Fidelity Series Opportunistic Insights Fund (a)	82,458	1,250,893
Fidelity Series Small Cap Discovery Fund (a)	19,628	201,584
Fidelity Series Small Cap Opportunities Fund (a)	58,995	702,633
Fidelity Series Stock Selector Large Cap Value Fund (a)	115,207	1,432,026
Fidelity Series Value Discovery Fund (a)	73,816	1,126,438
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,990,417)		12,257,142

International Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	67,651	904,499
Fidelity Series Emerging Markets Fund (a)	65,248	452,820
Fidelity Series Emerging Markets Opportunities Fund (a)	290,340	4,114,113
Fidelity Series International Growth Fund (a)	153,097	2,105,087
Fidelity Series International Small Cap Fund (a)	38,561	558,368
Fidelity Series International Value Fund (a)	227,320	2,100,438
Fidelity Series Overseas Fund (a)	207,142	2,092,130
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,430,307)		12,327,455

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	68,677	669,596
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	565,156	4,577,763
Fidelity Series Emerging Markets Debt Fund (a)	37,263	255,248
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,494	83,319
Fidelity Series Floating Rate High Income Fund (a)	6,010	52,646
Fidelity Series High Income Fund (a)	33,322	270,572
Fidelity Series International Credit Fund (a)	1,243	9,631
Fidelity Series International Developed Markets Bond Index Fund (a)	230,744	1,972,859
Fidelity Series Investment Grade Bond Fund (a)	1,366,004	13,127,303
Fidelity Series Long-Term Treasury Bond Index Fund (a)	492,284	2,771,559
Fidelity Series Real Estate Income Fund (a)	13,394	126,841
TOTAL BOND FUNDS (Cost $28,374,130)		23,917,337

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	1,032,823	1,032,823
Fidelity Series Short-Term Credit Fund (a)	8,767	82,758
TOTAL SHORT-TERM FUNDS (Cost $1,119,051)		1,115,581

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,913,905)	49,617,515
NET OTHER ASSETS (LIABILITIES) - 0.0%	(928)
NET ASSETS - 100.0%	49,616,587

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	627,050	115,125	51,674	-	(639)	(20,266)	669,596
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,202,740	379,362	420,961	-	(75,423)	(507,955)	4,577,763
Fidelity Series All-Sector Equity Fund	546,976	1,142	83,087	-	(23,455)	(4,044)	437,532
Fidelity Series Blue Chip Growth Fund	1,227,195	177,937	163,253	37,639	(37,612)	(124,177)	1,080,090
Fidelity Series Canada Fund	1,066,585	29,521	137,794	-	(8,646)	(45,167)	904,499
Fidelity Series Commodity Strategy Fund	877,329	488,986	358,618	459,663	(265,162)	(250,020)	492,515
Fidelity Series Emerging Markets Debt Fund	303,956	4,875	31,918	4,218	(6,304)	(15,361)	255,248
Fidelity Series Emerging Markets Debt Local Currency Fund	101,211	214	13,088	-	(2,497)	(2,521)	83,319
Fidelity Series Emerging Markets Fund	573,728	20,351	59,657	-	(21,621)	(59,981)	452,820
Fidelity Series Emerging Markets Opportunities Fund	5,177,815	138,399	545,265	-	(231,667)	(425,169)	4,114,113
Fidelity Series Floating Rate High Income Fund	58,277	1,066	6,204	939	(326)	(167)	52,646
Fidelity Series Government Money Market Fund 3.25%	362,121	708,387	37,685	4,054	-	-	1,032,823
Fidelity Series Growth Company Fund	2,484,256	101,378	369,316	-	(84,805)	(67,908)	2,063,605
Fidelity Series High Income Fund	314,647	4,849	35,851	4,167	(6,308)	(6,765)	270,572
Fidelity Series International Credit Fund	10,567	87	-	86	-	(1,023)	9,631
Fidelity Series International Developed Markets Bond Index Fund	2,316,678	59,348	260,014	2,988	(37,985)	(105,168)	1,972,859
Fidelity Series International Growth Fund	2,531,624	110,369	280,386	-	(91,180)	(165,340)	2,105,087
Fidelity Series International Small Cap Fund	687,059	1,365	52,108	-	(29,398)	(48,550)	558,368
Fidelity Series International Value Fund	2,510,416	5,299	264,700	-	(45,810)	(104,767)	2,100,438
Fidelity Series Intrinsic Opportunities Fund	1,567,418	288,624	754,926	281,335	(17,058)	(284,836)	799,222
Fidelity Series Investment Grade Bond Fund	15,049,798	811,887	1,484,806	116,749	(217,145)	(1,032,431)	13,127,303
Fidelity Series Large Cap Stock Fund	2,355,875	277,987	440,442	124,326	(35,292)	(129,781)	2,028,347
Fidelity Series Large Cap Value Index Fund	793,629	1,671	131,081	-	(6,959)	(15,003)	642,257
Fidelity Series Long-Term Treasury Bond Index Fund	3,262,420	301,834	233,643	20,533	(42,228)	(516,824)	2,771,559
Fidelity Series Opportunistic Insights Fund	1,391,594	125,577	198,226	-	(23,945)	(44,107)	1,250,893
Fidelity Series Overseas Fund	2,546,099	114,651	296,949	-	(85,096)	(186,575)	2,092,130
Fidelity Series Real Estate Income Fund	182,145	8,387	43,302	8,056	(5,063)	(15,326)	126,841
Fidelity Series Short-Term Credit Fund	90,087	4,603	9,708	394	(146)	(2,078)	82,758
Fidelity Series Small Cap Discovery Fund	254,178	3,223	39,930	-	(11,046)	(4,841)	201,584
Fidelity Series Small Cap Opportunities Fund	853,502	40,633	145,965	33,040	(14,260)	(31,277)	702,633
Fidelity Series Stock Selector Large Cap Value Fund	1,755,837	14,138	299,278	-	(35,416)	(3,255)	1,432,026
Fidelity Series Value Discovery Fund	1,353,615	27,638	250,920	-	(6,619)	2,724	1,126,438
	58,436,427	4,368,913	7,500,755	1,098,187	(1,469,111)	(4,217,959)	49,617,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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